COMMITMENTS	12 Months Ended
Dec. 31, 2024
COMMITMENTS
COMMITMENTS
12. COMMITMENTS

Gas supply

Considering the current gas supply contracts, the subsidiaries have a financial commitment that totaled an estimated present value of R$45,952,077.

Rumo concession

The sub-concession agreements for which Rumo, through its subsidiaries, generally include commitments to execute investments with certain characteristics during the term of the agreement. We can highlight:

(i)	The 2nd addendum to the renewal of the Malha Paulista concession, signed on May 27, 2020, provided for the execution over the course of the concession of a set of investment projects to increase capacity and reduce urban conflicts, estimated by the agency at R$6,100,000 (updated to December 2017). Part of this amount makes up the set of obligations mentioned in the 2nd addendum.
(ii)	On May 27, 2024, through the 6th addendum to the Malha Paulista concession contract, there was a renegotiation of the works and deadlines of the obligations book assumed when the 2nd Addendum to the Contract was signed. As of December 31, 2024, the physical execution of the projects in the Malha Paulista obligations booklet, including the renegotiation of the investments in the 6th addendum, is 11.34%.